SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Alternative Asset Allocation Fund
DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Equity Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Enhanced Emerging Markets Fixed
Income Fund
DWS Enhanced Global Bond Fund
DWS Equity 500 Index Fund
DWS Equity Dividend Fund
DWS Floating Rate Fund
DWS Global Growth Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Inflation Fund
DWS Global Small Cap Growth Fund
DWS GNMA Fund

DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS High Income Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS International Value Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Latin America Equity Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Mid Cap Growth Fund
DWS Mid Cap Value Fund
DWS Money Market Prime Series
DWS Cash Investment Trust Class S
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund

DWS RREEF Global Real Estate Securities
Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Small Cap Value Fund
DWS Strategic Government Securities
Fund
DWS Strategic High Yield Tax-Free Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Ultra-Short Duration Fund
DWS Unconstrained Income Fund
DWS World Dividend Fund
Tax-Exempt Portfolio
DWS Tax-Free Money Fund Class S
Treasury Portfolio
DWS U.S. Treasury Money Fund Class S

Effective immediately, the following replaces similar disclosure contained in each fund’s prospectus under the “Class S Shares” sub-section of the “CHOOSING A SHARE CLASS” section.

Eligibility Requirements. Class S shares of a fund are offered at net asset value without a sales charge to certain eligible investors as described below. The following investors may purchase Class S shares of DWS funds either (i) directly from DWS Investments Distributors, Inc. (”DIDI”), the fund’s principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS funds as of December 31, 2004:
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Existing shareholders of Class S shares of any DWS fund and household members residing at the same address may purchase Class S shares of such fund and may open new individual accounts for Class S shares of any DWS fund. (This provision applies to persons who in the future become Class S shareholders under one of the eligibility provisions in this paragraph but is not applicable to investors or participants holding Class S shares through the fee based, retirement or other programs or plans referred to in the next paragraph unless otherwise provided below.)

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A person who certifies that they are a participant in a ”DWS retirement plan” may purchase Class S shares apart from the participant’s plan. For this purpose, a DWS retirement plan is defined as an employer sponsored employee benefit plan made available through ADP, Inc. and/or its affiliates, or ExpertPlan, Inc. under an alliance between one of these two firms and DWS Investments or its affiliates.

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A person who certifies that they are a participant who owns Class S shares of any DWS fund through a retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares apart from the participant’s plan.

April 5, 2013 PROSTKR-215

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Any participant in any employer sponsored retirement, employee stock, bonus, pension or profit sharing plan may purchase Class S shares in connection with a rollover of a distribution from a plan to a DWS Investments IRA made through a rollover facilitator having a relationship with DWS Investments.

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Any person that has an existing account with Deutsche Bank Private Wealth Management (”PWM”) but who no longer meets the eligibility requirements to maintain an account with PWM may open a new account in Class S shares of any DWS Fund.

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Class S shares are available to accounts managed by the Advisor, any advisory products offered by the Advisor or DIDI and to DWS Target Date Series or other funds-of-funds managed by the Advisor or its affiliates.

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A person who certifies that they are a former employee of the Advisor or one of its affiliates may purchase Class S shares in connection with a rollover of a distribution from a Deutsche Bank employee benefit plan to a DWS Investments IRA.

■	Fund Board Members and their family members and full-time employees of the Advisor and its affiliates and their family members may purchase Class S shares.

The following additional investors may purchase Class S shares of DWS funds in connection with certain programs or plans.
■	Broker-dealers, banks and registered investment advisors (”RIAs”) in connection with a comprehensive or ”wrap” fee program or other fee based program.

■	Any group retirement, employee stock, bonus, pension or profit-sharing plans.

■	Plans administered as college savings plans under Section 529 of the Internal Revenue Code.

■	Persons who purchase shares through a Health Savings Account or a Voluntary Employees’ Benefit Association (”VEBA”) Trust.

DIDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Please Retain This Supplement for Future Reference.

April 5, 2013 PROSTKR-215